Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Hedging assets (Details) $ in Millions, in Millions	Dec. 31, 2017 MXV ( )	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXV ( )	Dec. 31, 2016 MXN ($)
Financial assets
Nominal amount of hedging derivative assets	59,414		37,748
Fair value of hedging derivative assets	15,116	$ 15,116	15,003	$ 15,003
Cash flow hedges
Financial assets
Fair value of hedging derivative assets | $		15,057		14,910
Fair value hedges
Financial assets
Fair value of hedging derivative assets | $		$ 59		$ 93
Trading derivatives
Financial assets
Total Derivative Assets, Nominal	3,615,066		2,811,529
Total Derivative Assets, Fair Value	180,377		214,910
Interest rate swaps | Cash flow hedges | Interest rate risk
Financial assets
Nominal amount of hedging derivative assets	4,000		1,000
Fair value of hedging derivative assets	91		2
Interest rate swaps | Fair value hedges | Interest rate risk
Financial assets
Nominal amount of hedging derivative assets	2,138		3,357
Fair value of hedging derivative assets	59		66
Currency swaps | Cash flow hedges | Currency risk - Foreign exchange risk
Financial assets
Nominal amount of hedging derivative assets	31,215		32,733
Fair value of hedging derivative assets	12,577		14,908
Currency swaps | Fair value hedges | Currency risk - Foreign exchange risk
Financial assets
Nominal amount of hedging derivative assets			658
Fair value of hedging derivative assets			27
Forward rate agreements | Cash flow hedges | Currency risk - Foreign exchange risk
Financial assets
Nominal amount of hedging derivative assets	22,061
Fair value of hedging derivative assets	2,389